Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Money Market Prime Series (the “Fund”), a series of DWS Money Funds (the “Trust”) (Reg. Nos. 002-51992, 811-02527)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 66 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 30, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

                    /s/Scott D. Hogan
Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price P.C.